Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted Average Fair Value of Stock Options Granted

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions:

	Year ended March 31,
	2016	2015	2014
Risk-free interest rate	1.22%	1.19%	0.70%
Expected volatility	66.68%	64.85%	61.51%
Expected life in years	3.8	4.0	3.5
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of options granted	$4.90	10.10	$9.40

Schedule of Stock Options

During fiscal years 2016, 2015 and 2014, the following activity occurred under the Company’s stock option plan:

	Number of options	Weighted- average exercise price	Weighted-average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2013	308,820	$68.61	3.42	$37
Granted	112,898	21.25	—
Exercised/Released	(1,338)	16.16	—
Forfeited	(74,246)	88.40	—

Balance at March 31, 2014	346,134	$49.08	2.77	$5,901
Granted	225,278	20.43	—
Exercised/Released	(1,162)	16.20	—
Forfeited	(73,364)	45.38	—

Balance at March 31, 2015	496,886	$36.71	2.03	$—
Granted	313,621	9.94	—
Forfeited	(243,517)	24.52	—
Expired	(36,400)	166.42	—

Balance at March 31, 2016	530,590	$17.58	1.90	$16

Vested or expected to vest as of March 31, 2016	444,374	$18.67	1.79	$11
Exercisable at March 31, 2016	135,712	$28.33	1.05	$—

Schedule of Deferred Share Plan

During fiscal years 2016, 2015 and 2014, the following activity occurred under the Company’s deferred share plan:

	Year ended March 31,
	2016	2015	2014
Balance at beginning of year	14,798	10,375	6,000
Granted	7,200	4,423	6,375
Exercised/Released	—	—	(2,000)
Forfeited	—	—	—

Balance at end of year	21,998	14,798	10,375

Schedule of Restricted Share Plan

During fiscal years 2016, 2015 and 2014, the following activity occurred under the Company’s restricted share plan:

	Number of time- based RSUs	Weighted- average fair value	Number of performance- based RSUs	Weighted- average fair value
Balance at March 31, 2013	183,184	$15.87	8,763	$43.70
Granted	35,000	18.21	475,000	14.98
Exercised/Released	(61,773)	17.33	—	—
Forfeited	(42,126)	13.51	(73,750)	15.87

Balance at March 31, 2014	114,285	$16.67	410,013	$15.44
Granted	59,531	21.89	—	—
Exercised/Released	(54,282)	18.59	—	—
Forfeited	(18,245)	15.27	(69,813)	18.36

Balance at March 31, 2015	101,289	$18.96	340,200	$14.84
Granted	132,980	10.69	27,700	11.80
Exercised/Released	(23,901)	13.03	—	—
Forfeited	(56,788)	14.60	(107,700)	13.96

Balance at March 31, 2016	153,580	$14.33	260,200	$14.88

Summary of Stock-Based Compensation Expenses

A summary of the stock-based compensation expense included in the Consolidated Statements of Operations for fiscal years 2016, 2015 and 2014 is as follows:

	Year ended March 31,
	2016	2015	2014
Selling, marketing and administration	$(3,821)	$5,016	$3,243
Research and development	(19)	894	360

Total stock-based compensation (recovery) expense	$(3,840)	$5,910	$3,603